Cover	Jun. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2026
Entity File Number	000-56662
Entity Registrant Name	Third Point Private Capital Partners
Entity Central Index Key	0002025369
Entity Tax Identification Number	99-3198614
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	51st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	715-3880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false